Investment in Equity-accounted Investees	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investment in Equity-accounted Investees
Note 9 – Investment in Equity-accounted Investees

A.	Condensed information regarding significant equity-accounted investees

1.	Condensed financial information with respect to the statement of financial position

		CPV Renewable **	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers
	ZIM *
	As at December 31, 2024
	$ Thousands
Principal place of business	International	US	US	US	US	US	US	US
Proportion of ownership interest	-	67%	25%	75%	69%	26%	50%	10%

Current assets	-	245,833	30,230	44,165	35,088	80,531	40,886	48,565
Non-current assets	-	1,069,378	868,860	645,692	905,818	816,325	663,285	1,304,935
Current liabilities	-	(135,901)	(16,081)	(52,720)	(495,123)	(72,216)	(54,116)	(93,004)
Non-current liabilities	-	(382,588)	(526,244)	(291,268)	(219,889)	(231,226)	(416,031)	(646,397)
Total net assets	-	796,722	356,765	345,869	225,894	593,414	234,024	614,099

Group's share of net assets	-	531,175	89,191	259,402	155,370	154,288	117,012	62,351
Adjustments:
Excess cost	-	63,488	77,478	(4,390)	(103,388)	27,258	(503)	8,344

Book value of investment	-	594,663	166,669	255,012	51,982	181,546	116,509	70,695

Investments in equity-accounted investees	-	594,663	166,669	255,012	51,982	181,546	116,509	70,695

	ZIM	CPV Renewable **	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers

	As at December 31, 2023
	$ Thousands
Principal place of business	International	US	US	US	US	US	US	US
Proportion of ownership interest	21%	-	25%	25%	37.5%	26%	50%	10%

Current assets	2,571,400	-	44,500	46,586	54,014	74,591	48,015	52,425
Non-current assets	5,774,600	-	911,763	650,720	935,750	880,572	673,339	1,393,984
Current liabilities	(2,518,100)	-	(64,909)	(64,155)	(64,360)	(201,226)	(105,317)	(120,546)
Non-current liabilities	(3,369,900)	-	(344,274)	(314,069)	(645,995)	(222,946)	(371,771)	(711,571)
Total net assets	2,458,000	-	547,080	319,082	279,409	530,991	244,266	614,292

Group's share of net assets	507,019	-	136,770	79,771	104,862	138,058	122,133	62,370
Adjustments:
Excess cost	150,884	-	79,018	(13,943)	(48,999)	26,561	(503)	8,368
Total impairment loss	(928,809)	-	-	-	-	-	-	-
Unrecognised losses*	270,906	-	-	-	-	-	-	-

Book value of investment	-	-	215,788	65,828	55,863	164,619	121,630	70,738

Investments in equity-accounted investees	-	-	215,788	65,828	55,863	164,619	121,630	70,738

* Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 5 for further details. In 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.

**  Refer to Note 11.A.7 for deconsolidation of CPV Renewable

As of December 31, 2024 and December 31, 2023, the Group also has interests in a number of individually immaterial associates.

2.	Condensed financial information with respect to results of operations

		CPV Renewable***	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers
	ZIM**
	For the year ended December 31, 2024
	$ Thousands

Revenue	8,427,400	10,933	299,331	238,807	167,064	418,684	262,076	333,319

Income/(loss)*	2,147,700	(1,201)	102,619	11,480	(60,513)	119,665	14,599	9,356

Other comprehensive income *	3,600	1,658	6,168	20,157	6,996	(9,242)	(25,215)	(9,548)

Total comprehensive income	2,151,300	457	108,787	31,637	(53,517)	110,423	(10,616)	(192)

Kenon’s share of comprehensive income	101,492	304	27,197	14,598	(20,546)	28,710	(5,308)	(19)

Adjustments	(464)	(557)	(1,541)	600	4,229	696	(2)	(24)

Kenon’s share of comprehensive income presented in the books	101,028	(253)	25,656	15,198	(16,317)	29,406	(5,151)	(43)

		CPV Renewable***	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers
	ZIM**
	For the year ended December 31, 2023
	$ Thousands

Revenue	5,162,200	-	273,763	238,800	134,805	395,779	239,165	145,380

Loss/income*	(2,695,600)	-	106,110	23,956	(74,767)	163,651	32,527	603

Other comprehensive income *	12,300	-	(17,066)	(25,678)	(18,728)	(31,270)	22,637	(12,310)

Total comprehensive income	(2,683,300)	-	89,044	(1,722)	(93,495)	132,381	55,164	(11,707)

Kenon’s share of comprehensive income	(279,236)	-	22,261	(431)	(35,089)	34,419	27,582	(1,171)

Adjustments	13,190	-	(1,928)	453	3,777	(54)	301	(11)

Kenon’s share of comprehensive income presented in the books	(266,046)	-	20,333	22	(31,312)	34,365	27,883	(1,182)

		CPV Renewable***	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers
	ZIM**
	For the year ended December 31, 2022
	$ Thousands

Revenue	12,561,600	-	373,967	243,710	261,386	494,665	405,548	(2,722)

Loss/income*	4,619,400	-	98,907	33,249	6,853	47,436	69,138	(7,934)

Other comprehensive income *	(41,200)	-	15,730	6,419	16,301	22,616	1,178	53,814

Total comprehensive income	4,578,200	-	114,637	39,668	23,154	70,052	70,316	45,880

Kenon’s share of comprehensive income	1,023,567	-	28,659	9,917	8,690	18,214	35,158	4,588

Adjustments	558	-	(1,267)	458	3,554	(184)	413	-

Kenon’s share of comprehensive income presented in the books	1,024,125	-	27,392	10,375	12,244	18,030	35,571	4,588

*	Excludes portion attributable to non-controlling interest.

**	Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 5 for further details

***	Refer to Note 11.A.7 for deconsolidation of CPV Renewable

B.	Additional information

ZIM

1.	Impairment assessment

For the purposes of Kenon’s impairment assessment of its investment, ZIM is considered one CGU, which consists of all of ZIM’s operating assets. The recoverable amount is based on the higher of the value-in-use and the fair value less cost of disposal (“FVLCOD”).

Year Ended December 31, 2024

As of December 31, 2024, Kenon does not have any equity interest in ZIM.

Year Ended December 31, 2023

As of December 31, 2023, the carrying amount of ZIM has been reduced to zero after taking into account the equity accounted losses of ZIM and therefore, no assessment of further impairment of ZIM was necessary. Further, as of December 31, 2023, Kenon did not identify any objective evidence that the previously recognized impairment loss no longer exists or the previously assessed impairment amount may have decreased, and therefore, in accordance with IAS 36, no reversal of impairment was recognized.

Year Ended December 31, 2022

Kenon identified indicators of impairment in accordance with IAS 28 as a result of a significant decrease in ZIM’s market capitalization towards the end of 2022. Therefore, the carrying value of Kenon’s investment in ZIM was tested for impairment in accordance with IAS 36.

Kenon assessed the fair value of ZIM to be its market value as of December 31, 2022 and also assessed that, based solely on publicly available information within the current volatile shipping industry, no reasonable VIU calculation could be performed. As a result, Kenon concluded that the recoverable amount of its investment in ZIM is the market value. ZIM is accounted for as an individual share making up the investment and therefore no premium is added to the fair value of ZIM. Kenon measures the recoverable amount based on FVLCOD, measured at Level 1 fair value measurement under IFRS 13.

Given that market value is below carrying value Kenon recognized an impairment of $929 million.

2.	Derivative transaction

In June 2024, Kenon entered into a collar transaction with an investment bank relating to an additional 5 million ZIM shares owned by Kenon. The collar transaction has a two-year term with settlement either in cash or in ZIM shares. On November 22, 2024, Kenon terminated the collar transaction that it put in place with respect to 5 million ZIM shares with no material impact on the financial statements. Further, Kenon also entered into a cash settled capped call transaction with respect to 5 million ZIM shares with a settlement date in June 2026.

The collar transaction and capped call transaction are recognized as derivative instruments measured at fair value through profit or loss. Refer to Note 29 for further information on the inputs used.

C.	OPC’s material equity-accounted investees

			Ownership interest as at December 31
	Note	Main location of company's activities	2024	2023
CPV Valley Holdings, LLC	9.C.1	New York	50%	50%
CPV, Three Rivers, LLC		Illinois	10%	10%
CPV Fairview, LLC		Pennsylvania	25%	25%
CPV Maryland, LLC	9.C.2	Maryland	75%	25%
CPV Shore Holdings, LLC	9.C.2	New Jersey	68%	38%
CPV Towantic, LLC		Connecticut	26%	26%

1.	CPV Valley Holdings, LLC (“CPV Valley”)

During 2023, CPV Valley’s financing agreement was amended and extended to May 31, 2026. On the signing date of the new financing agreement, CPV Valley repaid $55 million of the financing arrangement, of which shareholders’ loans of $17 million were extended to CPV Valley from OPC. Subsequently, the total loan amount under the new financing agreement is $415 million.

2.	Acquisition of additional interests in CPV Maryland and CPV Shore

On October 11, 2024, the acquisition of an additional 25% interest in the Maryland Power Plant was completed in accordance with the Acquisition Agreement (further to fulfillment of the conditions precedent and the payment of the consideration by CPV Group).

In addition, on December 12, 2024, the acquisition of an additional 31% interest in the Shore Power Plant and 25% in the Maryland Power Plant was completed for $188 million. Following the completion of the transactions, CPV Group has stakes of approximately 68% and 75% in associates CPV Shore and CPV Maryland, respectively.

Given the ownership interest held by the remaining interest holders in the associates, OPC continues to account for the investments in CPV Shore and CPV Maryland using the equity method.

The allocation of the purchase price to CPV Group’s share of the fair value of the identifiable assets and liabilities was carried out by an external independent appraiser, as detailed below:

$ Million
Property, plant and equipment	429
Loans	(292)
Other identifiable assets and liabilities	45
182

The fair value of property, plant and equipment was estimated in accordance with the DCF method by discounting the future cash flows of each project by the weighted average cost of capital post-tax. The DCF was performed for periods representing the estimated economic life of the power plants and was revised at the end of the forecast period, based on forecast market prices (specifically electricity margins and capacity) received from external, independent information sources, long-term inflation rate, based on relevant curves and the weighted average cost of capital.